Shareholder Fees	Feb. 27, 2026 USD ($)
Equity Series Class S
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
Equity Series Class W
Prospectus [Line Items]
Shareholder Fee, Other	0
Overseas Series Class I
Prospectus [Line Items]
Shareholder Fee, Other	0
Overseas Series Class S
Prospectus [Line Items]
Shareholder Fee, Other	0
Overseas Series Class Z
Prospectus [Line Items]
Shareholder Fee, Other	0
Disciplined Value Series Class S
Prospectus [Line Items]
Shareholder Fee, Other	0
Disciplined Value Series Class I
Prospectus [Line Items]
Shareholder Fee, Other	0
Disciplined Value Series Class W
Prospectus [Line Items]
Shareholder Fee, Other	0
Disciplined Value Series Class Z
Prospectus [Line Items]
Shareholder Fee, Other	0
Rainier International Discovery Series Class I
Prospectus [Line Items]
Shareholder Fee, Other	0
Rainier International Discovery Series Class S
Prospectus [Line Items]
Shareholder Fee, Other	0
Rainier International Discovery Series Class Z
Prospectus [Line Items]
Shareholder Fee, Other	0
Rainier International Discovery Series Class W
Prospectus [Line Items]
Shareholder Fee, Other	0
Pro-Blend(R) Conservative Term Series Class S
Prospectus [Line Items]
Shareholder Fee, Other	0
Pro-Blend(R) Conservative Term Series Class I
Prospectus [Line Items]
Shareholder Fee, Other	0
Pro-Blend(R) Conservative Term Series Class R
Prospectus [Line Items]
Shareholder Fee, Other	0
Pro-Blend(R) Conservative Term Series Class L
Prospectus [Line Items]
Shareholder Fee, Other	0
Pro-Blend(R) Conservative Term Series Class Z
Prospectus [Line Items]
Shareholder Fee, Other	0
Pro-Blend(R) Moderate Term Series Class S
Prospectus [Line Items]
Shareholder Fee, Other	0
Pro-Blend(R) Moderate Term Series Class I
Prospectus [Line Items]
Shareholder Fee, Other	0
Pro-Blend(R) Moderate Term Series Class R
Prospectus [Line Items]
Shareholder Fee, Other	0
Pro-Blend(R) Moderate Term Series Class L
Prospectus [Line Items]
Shareholder Fee, Other	0
Pro-Blend(R) Moderate Term Series Class Z
Prospectus [Line Items]
Shareholder Fee, Other	0
Pro-Blend(R) Extended Term Series Class S
Prospectus [Line Items]
Shareholder Fee, Other	0
Pro-Blend(R) Extended Term Series Class I
Prospectus [Line Items]
Shareholder Fee, Other	0
Pro-Blend(R) Extended Term Series Class R
Prospectus [Line Items]
Shareholder Fee, Other	0
Pro-Blend(R) Extended Term Series Class L
Prospectus [Line Items]
Shareholder Fee, Other	0
Pro-Blend(R) Extended Term Series Class Z
Prospectus [Line Items]
Shareholder Fee, Other	0
Pro-Blend(R) Maximum Term Series Class S
Prospectus [Line Items]
Shareholder Fee, Other	0
Pro-Blend(R) Maximum Term Series Class I
Prospectus [Line Items]
Shareholder Fee, Other	0
Pro-Blend(R) Maximum Term Series Class R
Prospectus [Line Items]
Shareholder Fee, Other	0
Pro-Blend(R) Maximum Term Series Class L
Prospectus [Line Items]
Shareholder Fee, Other	0
Pro-Blend(R) Maximum Term Series Class Z
Prospectus [Line Items]
Shareholder Fee, Other	0
Pro-Blend(R) Conservative Term Series Class W
Prospectus [Line Items]
Shareholder Fee, Other	0
Pro-Blend(R) Moderate Term Series Class W
Prospectus [Line Items]
Shareholder Fee, Other	0
Pro-Blend(R) Extended Term Series Class W
Prospectus [Line Items]
Shareholder Fee, Other	0
Pro-Blend(R) Maximum Term Series Class W
Prospectus [Line Items]
Shareholder Fee, Other	$ 0